Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial instruments and risk management

29.Financial instruments and risk management

The Group’s financial instruments comprise primarily cash and other financial assets and various items such as receivables and trade payables which arise directly from its operations. The main purpose of these financial instruments is to provide working capital for the Group’s operations. The Group assesses counterparty risk on a regular basis. Board approval is required for adoption of any new financial instrument or counterparty. The primary focus of the treasury function is preservation of capital.

The Directors consider that the carrying amount of these financial instruments approximates to their fair value.

Financial assets by category

The categories of financial assets included in the balance sheet and the heading in which they are included are as follows. The measurement of financial assets is at amortised cost unless otherwise stated:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade receivables	29,306	4	-
Cash and cash equivalents	27,449	13,515	21,494
Term deposits	10,000	20,000	5,000
Derivative financial instruments held at fair value	1,492	-	-
Other current assets at amortized cost	-	1	43
Non-current financial assets at amortized cost	303	275	275
	68,550	33,795	26,812

Financial liabilities by category

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade and other payables	7,085	6,526	3,641
Lease liability	341	287	-
	7,426	6,813	3,641

All amounts are short-term.

Credit quality of financial assets (loans and receivables)

The maximum exposure to credit risk at the reporting date by class of financial asset was:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade receivables	29,306	4	-
Financial assets at amortized cost – non-current	303	275	275
Financial assets at amortized cost – current	-	1	43
	29,609	280	318

Cash and cash equivalents and term deposits are not considered to be exposed to credit risk due to the fact they sit with banks with top credit ratings. The Group considers the possibility of significant loss in the event of non-performance by a financial counterparty to be unlikely.

The Group continually monitors the creditworthiness its customers and at the reporting date, no financial assets are credit impaired.

Capital management

The Group considers its capital to be equal to the sum of its total equity. The Group monitors its capital using a number of measures including cash flow projections, working capital ratios, the cost to achieve pre-clinical and clinical milestones and potential revenue from existing partnerships and ongoing licensing activities. The Group’s objective when managing its capital is to ensure it obtains sufficient funding for continuing as a going concern. The Group funds its capital requirements through the issue of new shares to investors, milestone and research support payments received from existing licensing partners and potential new licensees.

Interest rate risk

The nature of the Group’s activities and the basis of funding are such that the Group has significant liquid resources. The Group uses these resources to meet the cost of future research and development activities. Consequently, it seeks to minimize risk in the holding of its bank deposits while maintaining a reasonable rate of interest. The Group is not financially dependent on the income earned on these resources and therefore the risk of interest rate fluctuations is not significant to the business. Nonetheless, the Directors take steps to secure rates of interest which generate a return for the Group.

Credit and liquidity risk

Credit risk is managed on a Group basis. Funds are deposited with financial institutions with a credit rating equivalent to, or above, the main UK clearing banks. The Group’s liquid resources are invested having regard to the timing of payments to be made in the ordinary course of the Group’s activities. All financial liabilities are payable in the short term (between zero and three months) and the Group maintains adequate bank balances in either instant access or short-term deposits to meet those liabilities as they fall due.

The Group only enters into collaboration agreements with large, reputable companies and the creditworthiness of customers is monitored on an ongoing basis.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Expected loss rates are based on payment profiles of past receivables and the aging profiles of outstanding balances at the reporting period end date. At the year-end there were no debts that were past due. It was therefore concluded on this basis that there were no expected credit losses for the trade receivable.

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery includes, but is not limited to, a failure to engage in a repayment plan with the Group.

Currency risk

The Group operates in a global market with revenue possibly arising in a number of different currencies, principally in US dollars, sterling or euros. The majority of the operating costs are incurred in euros with the rest predominantly in sterling. Additionally, to a lesser extent, a number of operating costs are incurred in US dollars. The Group makes use of forward contracts to reduce its exposure to foreign currency risk where the existence, timing and quantum of future cash inflows can be accurately predicted.

Financial assets and liabilities denominated in euros and translated into sterling at the closing rate were:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Financial assets	467	2,032	1,481
Financial liabilities	(1,190)	(2,672)	(1,043)
Net financial (liabilities)/assets	(723)	(640)	438

Financial assets and liabilities denominated in US dollars and translated into sterling at the closing rate were:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Financial assets	29,427	1,691	711
Financial liabilities	(2,123)	(94)	(86)
Net financial (liabilities)/assets	27,304	1,597	625

The following table illustrates the sensitivity of the net result for the year and the reported financial assets of the Group in regard to the exchange rate for sterling against the euro.

During the year sterling rose by 6% against the euro. The table shows the impact of an additional weakening or strengthening of sterling against the euro by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2020
Group result for the year	(32,547)	(29,056)	(37,784)
Euro denominated net financial liabilities	(724)	(603)	(904)
Total equity at December 31, 2020	9,059	9,180	8,878

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2019
Group result for the year	(19,582)	(18,645)	(21,257)
Euro denominated net financial liabilities	(640)	(533)	(800)
Total equity at December 31, 2019	20,909	18,879	23,995

2018
Group result for the year	(18,411)	(17,259)	(20,140)
Euro denominated net financial liabilities	438	364	546
Total equity at December 31, 2018	35,055	32,667	38,637

The following table illustrates the sensitivity of the net result for the year and the reported financial assets of the Group in regards to the exchange rate for sterling against the US dollar.

During the year sterling rose by 4% against the US dollar. The table shows the impact of an additional weakening or strengthening of sterling against the US dollar by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2020
Group result for the year	(32,547)	(31,283)	(34,442)
U.S. dollar denominated net financial assets	27,304	22,753	34,130
Total equity at December 31, 2020	9,059	4,508	15,885

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2019
Group result for the year	(19,582)	(19,337)	(19,950)
U.S. dollar denominated net financial assets	1,597	1,330	1,996
Total equity at December 31, 2019	20,909	20,643	21,308

2018
Group result for the year	(18,411)	(18,203)	(18,723)
U.S. dollar denominated net financial assets	625	522	782
Total equity at December 31, 2019	35,055	34,951	35,211